GOING CONCERN	6 Months Ended	12 Months Ended
	Jan. 31, 2012	Jul. 31, 2011
GOING CONCERN [Text Block]
2.	GOING CONCERN

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company’s ability to continue as a going concern.

The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependant on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms.

There can be no assurance the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations. Should the Company be unable to realize economic benefit from its assets and discharge its liabilities in the normal course of business, the net realizable value of assets may be materially less than the amounts recorded on the balance sheets. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The current market conditions and volatility increase the uncertainty of the Company’s ability to continue as a going concern given the need to both curtail expenditures and to raise additional funds. The Company is experiencing, and has experienced, negative operating cash flows. The Company will continue to search for new or alternate sources of financing but anticipates that the current market conditions may impact the ability to source such funds.

2.	GOING CONCERN

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company’s ability to continue as a going concern.

The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependant on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms.

There can be no assurance the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations. Should the Company be unable to realize economic benefit from its assets and discharge its liabilities in the normal course of business, the net realizable value of assets may be materially less than the amounts recorded on the balance sheets. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a loss of $105,039 for the year ended July 31, 2011, and has incurred losses since inception with an accumulated deficit of $863,614, which raises substantial doubt about its ability to continue as a going concern. The current market conditions and volatility increase the uncertainty of the Company’s ability to continue as a going concern given the need to both curtail expenditures and to raise additional funds. The Company is experiencing, and has experienced, negative operating cash flows. The Company will continue to search for new or alternate sources of financing but anticipates that the current market conditions may impact the ability to source such funds.